Consolidated Statements of Operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net operating revenue	R$ 20,136,183	R$ 22,060,014	R$ 23,789,654
Cost of sales and services	(15,314,814)	(16,179,100)	(15,668,653)
Gross profit	4,821,369	5,880,914	8,121,001
Operating (expenses) income
Selling expenses	(3,547,684)	(3,853,002)	(4,102,556)
General and administrative expenses	(2,782,300)	(2,738,718)	(3,136,808)
Other operating income	4,527,710	2,204,134	1,985,101
Other operating expenses	(5,996,465)	(6,761,586)	(5,227,766)
Expenses, by nature	(7,798,739)	(11,149,172)	(10,482,029)
Loss before financial income (expenses) and taxes	(2,977,370)	(5,268,258)	(2,361,028)
Financial income	2,662,463	30,950,461	7,136,459
Financial expenses	(8,772,181)	(4,341,595)	(10,332,971)
Financial income (expenses)	(6,109,718)	26,608,866	(3,196,512)
Profit (loss) before taxes	(9,087,088)	21,340,608	(5,557,540)
Income tax expense (current and deferred)
Current	(77,060)	115,706	(906,080)
Deferred	69,041	3,159,241	(192,542)
Profit (loss) for the year	(9,095,107)	24,615,555	(6,656,162)
Profit (loss) attributable to owners of the Company	(9,000,434)	24,591,140	(6,365,019)
Profit (loss) attributable to non-controlling interests	(94,673)	24,415	(291,143)
Common shares
Income tax expense (current and deferred)
Profit (loss) attributable to owners of the Company	R$ (8,764,803)	R$ 22,036,074	R$ (4,896,241)
Weighted average number of outstanding shares (in thousands of shares)
Weighted average number of outstanding shares	5,788,447	1,344,686	519,752
Profit (loss) per share from continuing operations:
Profit (loss) per share from continuing operations	R$ (1.51)	R$ 16.39	R$ (9.42)
Preferred shares
Income tax expense (current and deferred)
Profit (loss) attributable to owners of the Company	R$ (235,631)	R$ 2,555,066	R$ (1,468,778)
Weighted average number of outstanding shares (in thousands of shares)
Weighted average number of outstanding shares	155,615	155,915	155,915
Profit (loss) per share from continuing operations:
Profit (loss) per share from continuing operations	R$ (1.51)	R$ 16.39	R$ (9.42)